Segment Disclosures (Segment Reporting Information By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 2,727,912	$ 2,826,573	$ 2,507,661
Operating expenses	634,081	649,436	577,978
Cost of product sales	619,279	704,313	635,617
Other operating (income) expense	(2,975)	0	0
(Earnings) losses of non-controlled entities	(168,961)	(181,117)	(120,994)
Operating margin	1,646,488	1,653,941	1,415,060
Depreciation and amortization expense	246,134	265,077	196,630
G&A expenses	196,650	194,283	165,717
Operating profit	1,203,704	1,194,581	1,052,713
Additions to long-lived assets	980,575	562,296	572,744
Total assets	8,437,729	7,747,537	7,394,375
Goodwill	53,260	53,260	53,260
Investments in non-controlled entities	1,240,551	1,076,306	1,082,511
Operating Segments [Member]
Segment Reporting Information [Line Items]
Additions to long-lived assets	880,137	506,354	564,687
Total assets	8,306,653	7,491,246	7,188,235
Operating Segments [Member] | Refined Products Segment [Member]
Segment Reporting Information [Line Items]
Revenues	2,070,213	2,202,602	1,987,895
Operating expenses	471,743	486,596	459,440
Cost of product sales	591,228	660,185	594,292
Other operating (income) expense	(10,185)
(Earnings) losses of non-controlled entities	(8,070)	(18,884)	(821)
Operating margin	1,025,497	1,074,705	934,984
Depreciation and amortization expense	174,096	202,047	139,840
G&A expenses	140,735	140,333	122,127
Operating profit	710,666	732,325	673,017
Additions to long-lived assets	805,902	357,359	391,955
Total assets	5,411,920	4,687,351	4,279,700
Goodwill	41,178	41,178	41,178
Investments in non-controlled entities	422,384	292,820	121,479
Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member]
Segment Reporting Information [Line Items]
Revenues	663,116	627,662	523,169
Operating expenses	173,261	172,478	127,215
Cost of product sales	28,051	44,128	41,325
Other operating (income) expense	7,210
(Earnings) losses of non-controlled entities	(160,891)	(162,233)	(120,173)
Operating margin	615,485	573,289	474,802
Depreciation and amortization expense	66,532	57,083	51,516
G&A expenses	55,915	53,950	43,590
Operating profit	493,038	462,256	379,696
Additions to long-lived assets	74,235	148,995	172,732
Total assets	2,894,733	2,803,895	2,908,535
Goodwill	12,082	12,082	12,082
Investments in non-controlled entities	818,167	783,486	961,032
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total assets	131,076	256,291	206,140
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(5,417)	(3,691)	(3,403)
Operating expenses	(10,923)	(9,638)	(8,677)
Cost of product sales	0	0	0
Other operating (income) expense	0
(Earnings) losses of non-controlled entities	0	0	0
Operating margin	5,506	5,947	5,274
Depreciation and amortization expense	5,506	5,947	5,274
G&A expenses	0	0	0
Operating profit	0	0	0
Service [Member]
Segment Reporting Information [Line Items]
Revenues	1,970,630	1,878,988	1,731,775
Service [Member] | Operating Segments [Member] | Refined Products Segment [Member]
Segment Reporting Information [Line Items]
Revenues	1,355,682	1,316,616	1,261,012
Service [Member] | Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member]
Segment Reporting Information [Line Items]
Revenues	620,365	566,063	474,166
Service [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(5,417)	(3,691)	(3,403)
Product [Member]
Segment Reporting Information [Line Items]
Revenues	736,092	927,220	758,206
Product [Member] | Operating Segments [Member] | Refined Products Segment [Member]
Segment Reporting Information [Line Items]
Revenues	707,812	880,453	723,153
Product [Member] | Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member]
Segment Reporting Information [Line Items]
Revenues	28,280	46,767	35,053
Product [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Product and Service, Other [Member]
Segment Reporting Information [Line Items]
Revenues	21,190	20,365	17,680
Product and Service, Other [Member] | Operating Segments [Member] | Refined Products Segment [Member]
Segment Reporting Information [Line Items]
Revenues	6,719	5,533	3,730
Product and Service, Other [Member] | Operating Segments [Member] | Crude Oil Pipeline and Terminals Segment [Member]
Segment Reporting Information [Line Items]
Revenues	14,471	14,832	13,950
Product and Service, Other [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0	$ 0